CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, Legg Mason Investment Trust, Inc. (1933 Act File No. 333-88715; 1940 Act File No. 811-9613) (“Registrant”) hereby certifies (a) that the forms of the prospectus and statement of additional information used with respect to Class A, Class C, Class R, Class R1, Class FI and Class I of Legg Mason Capital Management Opportunity Trust, a series of the Registrant, do not differ from those contained in Post-Effective Amendment No. 24 to the Registrant’s Registration Statement (“Amendment No. 24”), and (b) that Amendment No. 24 was filed electronically.

Dated as of: May 3, 2011	By:	/s/ Richard M. Wachterman
Name: Richard M. Wachterman
Title: Assistant Secretary